IN PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
In-process research and development	$ 117,388	$ 117,388
Deferred tax liability	23,606	24,050
IMM 60 IOX Melanoma &amp;amp; Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	84,213	84,213
IMM 65 IOX Ovarian/Prostate Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	32,997	32,997
Oncomer Saugatuck DNA Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development	$ 178	$ 178